Securities	12 Months Ended
Dec. 31, 2023
Securities and other financial assets, net
Securities
Securities are presented as follows:

December 31, 2023	Amortized cost	FVOCI	Total
Principal	999,544	11,824	1,011,368
Interest receivable	12,354	41	12,395
Allowance (1)	(1,632)	—	(1,632)
	1,010,266	11,865	1,022,131

December 31, 2022	Amortized cost	FVOCI	Total
Principal	941,971	77,972	1,019,943
Interest receivable	11,240	400	11,640
Allowance (1)	(7,951)	—	(7,951)
	945,260	78,372	1,023,632
(1) As of December 31, 2023 and 2022, the loss allowance for losses for securities at FVOCI for $1 thousand and $10 thousand, respectively are included in equity in the consolidated statement of financial position in the line Other comprehensive income.
Securities by contractual maturity are shown in the following table:

December 31, 2023	Amortized cost	FVOCI	Total
Due within 1 year	157,376	—	157,376
After 1 year but within 5 years	813,012	11,824	824,836
After 5 years but within 10 years	29,156	—	29,156
Balance - principal	999,544	11,824	1,011,368

December 31, 2022	Amortized cost	FVOCI	Total
Due within 1 year	222,666	77,972	300,638
After 1 year but within 5 years	711,328	—	711,328
After 5 years but within 10 years	7,977	—	7,977
Balance - principal	941,971	77,972	1,019,943
The following table includes the securities pledged to secure repurchase transactions (see note 19):

	December 31,
	2023	2022
Securities pledged to secure repurchase transactions	342,271	345,187

Securities sold under repurchase agreements	(310,197)	(300,498)
As of December 31, 2023, sales were made for $63.5 million of investments at amortized cost classified as Stage 2 with a significant increase in their credit risk. These sales resulted in write-off against reserves of $7.0 million and losses on sale of $3.9 million attributable to market risk. These sales were made based on compliance with the Bank's strategy to manage the credit risk of its investment portfolio.